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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ  07901
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------
Title:   Partner
         -------------------------------
Phone:   (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ John E. Runnells        Summit, New Jersey   February 12, 2009
   -------------------------------   ------------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         13
                                        --------------------

Form 13F Information Table Value Total:      $53,409
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                       None
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                          Form 13F INFORMATIONAL TABLE

  COLUMN 1             COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
                                                  VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT   PRN CALL  DISCRETION   MANAGERS        SOLE   SHARED    NONE
--------------       --------------   -----     -------     --------   --- ----  ----------   --------     --------  ------    ----
Alsius Corp.            COM         465707107       184      409,432   SH           SOLE        N/A         409,432
Am. Med. Systems        COM         02744M108     3,667      407,847   SH           SOLE        N/A         407,847
Conceptus               COM         206016107     6,761      444,200   SH           SOLE        N/A         444,200
Endocare Inc.           COM         29264P104        95      234,721   SH           SOLE        N/A         234,721
Endologix               COM         29266S106       796      663,333   SH           SOLE        N/A         663,333
EV3 Inc.                COM         26928A200    22,979    3,767,024   SH           SOLE        N/A       3,767,024
Johnson & Johnson       COM         478160104     5,827       97,388   SH           SOLE        N/A          97,388
McKesson                COM         58155Q103     1,335       34,474   SH           SOLE        N/A          34,474
Micrus Endovascular     COM         59518V102     6,781      584,100   SH           SOLE        N/A         584,100
Orthologic              COM         68750J107         8       20,000   SH           SOLE        N/A          20,000
SenoRx                  COM         81724W104     1,330      568,200   SH           SOLE        N/A         568,200
Vnus Medical            COM         928566108     1,967      121,300   SH           SOLE        N/A         121,300
Zix Corp.               COM         98974P100     1.679    1,410,710   SH           SOLE        N/A       1,410,710